Debt 4.00% Junior Subordinated Convertible Debentures (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long-term Debt, Gross	$ 2,500,434,000	$ 2,473,927,000
Gains (Losses) on Extinguishment of Debt	(51,496,000)	(35,092,000)	0
Current Fiscal Year End Date	--12-31
Write off of Deferred Debt Issuance Cost	4,784,000	12,466,000	6,012,000
4.00% Junior Subordinated Convertible Debentures, due 2033 [Member]
Long-term Debt, Gross	307,153,000	345,000,000
Debt Instrument, Interest Rate, Stated Percentage	4.00%
conversion threshold	53.07
Debt Conversion, Converted Instrument, Amount	333,800,000
Gains (Losses) on Extinguishment of Debt	600,000
Debt instrument, convertible, contingent interest rate	0.125%
stated liquidation amount of convertible debt	50
Remaining Liquidation Amount of Old Trust Piers	10,500,000
Debt Instrument, Convertible, Conversion Price	$ 40.82
Percent stock price closes above conversion price for option of conversion	130.00%
Percent threshold for average closing share price to enable option of conversion	105.00%
Percent threshold for average closing share price to enable option of conversion after maturity	98.00%
Percent threshold average share price after stated period to allow cash distribution	115.00%
Percent of share price cash distribution is based on	12.50%
Deferred Finance Costs, Gross	6,100,000
Amortization of Financing Costs	200,000	200,000	200,000
4% debt Series B [Member]
Write off of Deferred Debt Issuance Cost	500,000
September 2013 [Domain] | 4.00% Junior Subordinated Convertible Debentures, due 2033 [Member]
contingent cash interest paid per stated liquidation amount	0.07
December 2013 [Domain] | 4.00% Junior Subordinated Convertible Debentures, due 2033 [Member]
contingent cash interest paid per stated liquidation amount	0.085
March 2014 [Member] | 4.00% Junior Subordinated Convertible Debentures, due 2033 [Member]
contingent cash interest paid per stated liquidation amount	0.0905
4% debt Series B [Member] | 4.00% Junior Subordinated Convertible Debentures, due 2033 [Member]
Long-term Debt, Gross	296,700,000
Debt Conversion, Converted Instrument, Amount	37,100,000
4% Debt Series A [Member] | 4.00% Junior Subordinated Convertible Debentures, due 2033 [Member]
Debt Conversion, Converted Instrument, Amount	$ 700,000